Tax (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Components of income tax

	2021	2020	2019
	£m	£m	£m
Current tax charge/(credit)
Current year	954	993	327
Adjustments in respect of prior years	393	3	(50)
	1,347	996	277
Deferred tax (credit)/charge
Current year	(179)	(563)	157
Adjustments in respect of prior years	(288)	191	(102)
	(467)	(372)	55
Tax charge	880	624	332

Reconciliation between the actual tax charge and the corporate tax rate
The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Bank Group’s profit before tax.

	2021	2021	2020	2020	2019	2019
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	5,638		3,075		3,112
Tax charge based on the standard UK corporation tax rate of 19% (2020: 19%, 2019: 19%)	1,071	19.0%	584	19.0%	593	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 24.0% (2020: 25.0% , 2019: 26.0%))	281	5.0%	183	6.0%	217	7.0%

Recurring items:
Non-creditable taxes including withholding taxes	124	2.2%	107	3.4%	146	4.7%
Adjustments in respect of prior years	105	1.9%	194	6.3%	(152)	(4.9%)
Non-deductible expenses	61	1.1%	28	0.9%	34	1.1%
Impact of UK bank levy being non-deductible	25	0.4%	48	1.6%	35	1.1%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	25	0.4%	25	0.8%	15	0.5%
Tax adjustments in respect of share-based payments	(5)	(0.1%)	14	0.5%	(7)	(0.2%)
Banking surcharge and other items	(48)	(0.8%)	(70)	(2.3%)	(103)	(3.3%)
Tax relief on payments made under AT1 instruments	(113)	(2.0%)	(124)	(4.0%)	(121)	(3.9%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(140)	(2.5%)	(123)	(4.0%)	(85)	(2.7%)
Non-taxable gains and income	(309)	(5.5%)	(200)	(6.5%)	(240)	(7.7%)

Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	(218)	(3.9%)	(43)	(1.4%)	—	—
Non-deductible provisions for UK customer redress	21	0.4%	7	0.2%	—	—
Non-deductible provisions for investigations and litigation	—	—	(6)	(0.2%)	—	—
Total tax charge	880	15.6%	624	20.3%	332	10.7%

Deferred tax assets and liabilities
The deferred tax amounts on the balance sheet were as follows:

	Barclays Bank Group
	2021	2020
	£m	£m
US Intermediate Holding Company Tax Group ("IHC Tax Group")	1,004	1,001
US Branch Tax Group	1,002	1,048
UK Tax Group	576	—
Other (outside the UK and US tax groups)	399	503
Deferred tax asset	2,981	2,552
Deferred tax liability	(6)	(225)
Net deferred tax	2,975	2,327

Movements on deferred tax assets and liabilities during the year before offsetting
The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

Barclays Bank Group
	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Other provisions	Share based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	659	—	—	30	455	139	317	1,377	711	3,688
Liabilities	(33)	(21)	(441)	(826)	—	—	—	(40)	—	(1,361)
As at 1 January 2021	626	(21)	(441)	(796)	455	139	317	1,337	711	2,327
Income statement	14	(6)	—	1	38	3	(13)	(55)	485	467
Other comprehensive income and reserves	—	170	750	(855)	—	—	20	97	—	182
Other movements	8	1	—	—	(12)	—	3	(1)	—	(1)
	648	144	309	(1,650)	481	142	327	1,378	1,196	2,975
Assets	678	144	309	24	481	142	327	1,418	1,196	4,719
Liabilities	(30)	—	—	(1,674)	—	—	—	(40)	—	(1,744)
As at 31 December 2021	648	144	309	(1,650)	481	142	327	1,378	1,196	2,975

Assets	719	110	—	31	284	127	305	1,329	523	3,428
Liabilities	(29)	(18)	(139)	(640)	—	—	—	(222)	—	(1,048)
As at 1 January 2020	690	92	(139)	(609)	284	127	305	1,107	523	2,380
Income statement	(39)	—	—	—	164	18	15	23	191	372
Other comprehensive income and reserves	—	(112)	(291)	(191)	—	—	3	238	—	(353)
Other movements	(25)	(1)	(11)	4	7	(6)	(6)	(31)	(3)	(72)
	626	(21)	(441)	(796)	455	139	317	1,337	711	2,327
Assets	659	—	—	30	455	139	317	1,377	711	3,688
Liabilities	(33)	(21)	(441)	(826)	—	—	—	(40)	—	(1,361)
As at 31 December 2020	626	(21)	(441)	(796)	455	139	317	1,337	711	2,327